SCHEDULE OF CONDENSED STATEMENTS OF LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Operating expenses
General and administrative expenses	$ (4,599)	¥ (747,948)	¥ (502,255)	¥ (404,228)
Total operating expenses	(6,064)	(986,178)	(774,525)	(632,328)
Profit before income tax expenses	519	84,294	49,225	231,602
Income tax expense	409	66,460	34,114	94,192
Net loss		17,834	15,111	137,410
Parent [member]
Operating expenses
General and administrative expenses	(311)	(50,495)	(6,079)		[1]
Total operating expenses	(311)	(50,495)	(6,079)		[1]
Profit before income tax expenses	(311)	(50,495)	(6,079)		[1]
Income tax expense					[1]
Net loss	$ (311)	¥ (50,495)	¥ (6,079)		[1]

[1]	Less than JPY1,000 or US$1,000